Note 12 - Government Grants and Susidies	3 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of government grants [text block]
12.	GOVERNMENT GRANTS AND SUSIDIES

Government Grants

Included as a reduction of selling, general and administrative expenses are government grants of
$55,000
(
2020
-
$55,000
), relating to the Company's publishing and software projects. At the end of the period,
$55,000
(
March 31, 2020 -
$55,000
) is included in accounts and grants receivable.

One government grant for the print-based English language learning segment is repayable in the event that the segment's annual net income before tax for the current year and the previous two
years exceeds
15%
of revenue. During
2021
and
2020,
the conditions for the repayment of grants did
not
arise and
no
liability was recorded.